Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Other operating income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Grants	€ 553	€ 327
Research and development incentives	503	392
Payroll tax rebates	1,532	717
Total	€ 2,588	€ 1,436